Statement of Financial Position - Parenthetical - $ / shares	Nov. 30, 2017	Aug. 31, 2017
Balance Sheets
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	650,000,000	650,000,000
Common Stock, Shares Issued	380,297,623	351,229,209
Common Stock, Shares Outstanding	380,297,623	273,433,664